FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Fair value hedging (Details) - Fair value hedges - Interest rate swaps $ in Thousands, $ in Millions	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 COP ($) item	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 COP ($) item
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Number of derivative contracts held	8	8	8	8
Fixed rate | Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Carrying amount of hedged assets	$ 87,679	$ 300,959	$ 87,781	$ 287,670
Accumulated amount of fair value adjustments on the hedged liabilities	$ (3,258)	$ (11,182)	$ (1,512)	$ (4,955)